SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 98.0%
Agriculture — 0.8%
Darling Ingredients, Inc.*	12,400	$992,868
Auto Manufacturers — 2.4%
Honda Motor Co., Ltd., (Japan) SP ADR	77,700	1,934,730
Iveco Group NV, (Netherlands)*	20,240	131,560
Toyota Motor Corp., (Japan) SP ADR	5,100	848,487
		2,914,777
Auto Parts & Equipment — 0.2%
Gentex Corp.	8,500	264,180
Banks — 13.2%
Bank of America Corp.	29,400	1,093,680
Bank of Montreal, (Canada)	11,100	1,208,679
Bank of Nova Scotia, (The), (Canada)	9,400	636,474
Canadian Imperial Bank of Commerce, (Canada)	7,400	407,148
Credicorp Ltd.	21,900	3,074,322
HDFC Bank, Ltd., (India) ADR	4,700	270,579
HSBC Holdings PLC, (United Kingdom) SP ADR	7,600	254,296
Royal Bank of Canada, (Canada)	42,800	4,471,744
Toronto-Dominion Bank, (The), (Canada)	62,700	4,782,129
		16,199,051
Beverages — 0.8%
PepsiCo, Inc.	5,900	989,725
Biotechnology — 6.2%
Incyte Corp.*	56,200	4,265,018
Vertex Pharmaceuticals, Inc.*	12,200	3,277,530
		7,542,548
Building Materials — 1.9%
Johnson Controls International PLC, (Ireland)	30,400	1,657,104
Louisiana-Pacific Corp.	9,100	628,446
		2,285,550
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,100	1,255,416
Linde PLC, (Ireland)	4,100	1,331,188
		2,586,604
Computers — 3.8%
Apple, Inc.	18,300	2,723,772
Check Point Software Technologies Ltd., (Israel)*	15,800	1,976,264
		4,700,036
Diversified Financial Services — 5.8%
American Express Co.	5,200	877,864
Houlihan Lokey, Inc.	37,700	3,239,938
ORIX Corp., (Japan) SP ADR	18,100	1,723,844
SLM Corp.	38,800	760,092
T Rowe Price Group, Inc.	3,500	444,815
		7,046,553
Electric — 4.6%
Algonquin Power & Utilities Corp., (Canada)	73,100	1,064,336
Duke Energy Corp.	23,400	2,632,968
Fortis, Inc., (Canada)	25,000	1,259,000
WEC Energy Group, Inc.	2,500	262,675
Xcel Energy, Inc.	5,000	376,700
		5,595,679
Electrical Components & Equipment — 1.3%
ABB Ltd., (Switzerland) SP ADR	52,900	1,638,313
Food — 2.2%
General Mills, Inc.	8,900	621,665
Kellogg Co.	20,400	1,422,696
Mondelez International, Inc., Class A	9,900	629,244
		2,673,605
Healthcare-Products — 1.0%
Medtronic PLC, (Ireland)	12,700	1,271,905
Home Furnishings — 2.0%
Dolby Laboratories, Inc., Class A	30,700	2,382,934
Insurance — 0.5%
Chubb Ltd., (Switzerland)	3,020	638,096
Internet — 6.0%
Alphabet, Inc., Class C*	1,700	3,877,326
Amazon.com, Inc.*	1,100	2,644,609
Facebook, Inc., Class A*	4,500	871,380
		7,393,315
Machinery-Diversified — 1.3%
Graco, Inc.	25,100	1,588,830
Media — 2.0%
Liberty Broadband Corp., Class C*	6,600	826,122
Thomson Reuters Corp., (Canada)	16,700	1,653,968
		2,480,090
Office/Business Equipment — 0.5%
Canon, Inc., (Japan) SP ADR	25,286	642,012
Oil & Gas — 1.0%
Chevron Corp.	6,800	1,187,688
Pharmaceuticals — 9.3%
CVS Health Corp.	5,900	570,825
Dr Reddy's Laboratories Ltd., (India) ADR	4,700	260,145
GlaxoSmithKline PLC, (United Kingdom) SP ADR	29,300	1,286,270
Merck & Co., Inc.	13,100	1,205,593
Novartis AG, (Switzerland) SP ADR	15,000	1,364,100
Novo Nordisk, (Denmark) SP ADR	23,300	2,572,320
Pfizer, Inc.	27,200	1,442,688
Sanofi, (France) ADR	50,770	2,703,502
		11,405,443
Private Equity — 0.6%
Blackstone, Inc.	6,500	765,635
REITS — 1.9%
American Homes 4 Rent, Class A	40,100	1,482,096
Digital Realty Trust, Inc.	1,800	251,262
Prologis, Inc.	4,700	599,156
		2,332,514
Retail — 5.9%
Costco Wholesale Corp.	6,100	2,843,942
Dollar General Corp.	6,900	1,520,346
Wal-Mart Stores, Inc.	22,960	2,953,345
		7,317,633
Semiconductors — 3.7%
Monolithic Power Systems, Inc.	2,400	1,080,936
Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan) SP ADR	35,400	3,373,620
		4,454,556
Software — 6.2%
Adobe Systems, Inc.*	5,400	2,248,992
Microsoft Corp.	15,900	4,322,733
Salesforce.com, Inc.*	4,500	721,080
ServiceNow, Inc.*	700	327,229
		7,620,034
Telecommunications — 10.5%
Chunghwa Telecom Co., Ltd., (Taiwan) SP ADR	43,100	1,853,300
Nice Ltd., (Isreal) SP ADR*	9,800	1,947,456
T-Mobile US, Inc.*	34,300	4,571,847
Verizon Communications, Inc.	23,500	1,205,315
Vodafone Group PLC, (United Kingdom) SP ADR	196,200	3,264,767
		12,842,685
Transportation — 0.3%
FLEX LNG Ltd.	15,715	421,476
TOTAL COMMON STOCKS
(Cost $115,469,426)		120,174,335
SHORT-TERM INVESTMENTS - 1.4%
U.S. Bank Money Market Deposit Account, 0.50% (a)	1,763,933	1,763,933
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,763,932)		1,763,933
TOTAL INVESTMENTS - 99.4%
(Cost $117,233,359)		121,938,268
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		736,455
NET ASSETS - 100.0%		$122,674,723

*	Non-income producing security
(a)	The rate shown is as of May 31, 2022.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Global Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are value using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Global Equity Fund
Common Stocks	$120,174,335	$120,174,335	$-	$-
Short-Term Investments	1,763,933	1,763,933	-	-
Total Investments*	$121,938,268	$121,938,268	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.